Annual Total Returns (Vanguard Total Stock Market Index Fund - ETF Shares ETF) (Vanguard Total Stock Market Index Fund, Vanguard Total Stock Market Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Annual Total Return
2013	33.51%
2012	16.41%
2011	1.06%
2010	17.26%
2009	28.82%
2008	(36.97%)
2007	5.56%
2006	15.66%
2005	6.10%
2004	12.57%